Fair Value Measurements (Details) - Schedule of Fair Value of the Level 3 Note Payable	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Fair Value of the Level 3 Note Payable [Abstract]
Fair value beginning balance
Initial value	550,000
Discount on promissory note, net of amortization	(111,499)
Fair value ending balance	$ 438,501